Fixed Assets	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Fixed Assets

7. FIXED ASSETS

Fixed assets consisted of the following as of December 2015 and 2014:

	December 31, 2015	December 31, 2014
	$	$
Computer equipment	26,903	19,673
Office furniture and fixtures	16,080	14,417
Agricultural machinery	44,879	—
Lab equipment	1,109	—
Storage	1,102	—
	90,073	34,090
Less: accumulated amortization	(35,671)	(30,559)
	54,402	3,531

For the year ended December 31, 2015, an amortization expense of $1,040 (2014 - $Nil) was recognized and capitalized as costs associated with the Company’s growing crops and $4,072 (2014 - $1,398) was recorded to the statement of loss and comprehensive loss.